Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Detailed Information About Other current liabilities [Abstract]
Summary of current liabilities Explanatory

	At December 31,
(Euro thousands)	2022	2021

Financing fund	23,519	—
Payroll and employee benefits payables	23,443	25,309
Accrued expenses	23,336	14,484
Tax payables	9,561	8,975
Warrant liabilities	9,002	—
Customer advances	8,535	8,718
Due to related companies	2,020	5,059
Rental payable	1,063	1,989
Other	6,002	4,126

Total other current liabilities	106,481	68,660

Summary of warrant liabilities Explanatory

	At December 31,
(Euro thousands)	2022	2021

Public Warrant	5,826	—
Private Placement Warrant	3,176	—

Total warrant liabilities	9,002	—